DERIVATIVE FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Maximum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	$ 369	[1]	$ 305	[1]
Derivative Remaining Maturity Higher Range	2,028	[1]	2,019	[1]
Minimum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	6	[1]	15	[1]
Derivative Remaining Maturity Lower Range	2,013	[1]	2,013	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Derivative maturity year	2,019	[1]	2,019	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Maximum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	345	[1]	355	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Minimum [Member]
Schedule Of Notional Amounts Of Interest Rate Derivatives [Line Items]
Notional Amount Of Interest Rate Derivatives	$ 285	[1]	$ 285	[1]

[1]	Includes Otay Mesa VIE. All of SDG&E’s interest rate derivatives relate to Otay Mesa VIE.